Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

4. Discontinued Operations

As discussed in Note 1, the Company has reflected the following businesses as discontinued operations. The results of operations, net of taxes (prior to their disposal, where applicable) and the carrying value of the assets and liabilities of these businesses have been reflected in the accompanying consolidated financial statements as discontinued operations for all periods presented.

Corporate Magic

During the second quarter of 2010, in a continued effort to focus on its core Gaylord Hotels and Opry and Attractions businesses, the Company committed to a plan of disposal of its Corporate Magic business. On June 1, 2010, the Company completed the sale of Corporate Magic through the transfer of all of its equity interests in Corporate Magic, Inc. to the president of Corporate Magic who, prior to the transaction, was employed by the Company. In exchange for its equity interests in Corporate Magic, the Company received, prior to giving effect to a purchase price adjustment based on the working capital of Corporate Magic as of the closing, a note receivable, which terms provide for a quarterly payment from the purchaser, beginning in the second quarter of 2011 through the first quarter of 2017. The Company recorded this note receivable at its fair value of $0.4 million, based on the expected cash receipts under the note, discounted at a discount rate that reflects management’s assessment of a market participant’s view of risks associated with the projected cash flows of Corporate Magic. The Company recognized a pretax gain of $0.6 million related to the sale of Corporate Magic in 2010.

The following table reflects the results of operations of businesses accounted for as discontinued operations for the years ended December 31 (amounts in thousands):

	2012	2011	2010
Revenues:
Corporate Magic	$—	$—	$2,389

Operating income (loss):
Corporate Magic	$—	$56	$(716)
Other	(102)	22	204

Total operating income (loss)	(102)	78	(512)

Interest income	65	60	32
Other gains and (losses):
Corporate Magic	—	—	618
Other	—	38	45

Total other gains and (losses)	—	38	663

Income (loss) before income taxes	(37)	176	183
(Provision) benefit for income taxes	28	(67)	2,887

Income from discontinued operations	$(9)	$109	$3,070

The benefit for income taxes for 2010 primarily relates to a permanent tax benefit recognized on the sale of the stock of Corporate Magic.